SHORT-TERM INVESTMENT	12 Months Ended
Feb. 29, 2024
Short-term Investments
SHORT-TERM INVESTMENT [Text Block]

5. SHORT-TERM INVESTMENT

As part of the Company's strategic investment in Surge Battery Metals Inc.'s ("Surge") private placement (note 6), the Company was issued 13,400,000 common share purchase warrants ("Warrants"). The Warrants are exercisable at $0.55 per Warrant for a period of three years from June 9, 2023. The Warrants are financial assets carried at FVTPL and are revalued at each reporting period end.

The following table provides a reconciliation of changes in the carrying value of the Warrants.

$
Balance, February 28, 2023	-
Allocated transaction value of Surge's Warrants (note 6)	2,297,143
Deferred gain on Warrants (note 6)	2,526,857
Fair value of Warrants at date of acquisition	4,824,000

Loss on short-term investment for year ended February 29, 2024	(372,520)
Balance, February 29, 2024	4,451,480

The Company determined the fair value of the Surge Warrants at February 29, 2024 was $4,451,480 (February 28, 2023 - $nil) and therefore recognized an unrealized loss of $372,520 for the year ended February 29, 2024 (February 28, 2023 - $nil).

The fair value of Surge's Warrants at February 29, 2024 was determined using the following inputs:

February 29, 2024
Expected volatility	128%
Risk-free interest rate	4.11%
Spot Price	0.5
Exercise Price	0.55
Time to expiration	2.27 years
Dividend yield	Nil

For the year ended February 29, 2024, the Company recognized $631,714 (February 28, 2023 - $nil) of the deferred gain of Warrants recognized on the date of acquisition. The remaining liability of $1,895,142 (of which $842,286 is short-term) will be recognized over the  term of the Warrants.